Unaudited Condensed Interim Consolidated Statement of Shareholders' Equity (Deficiency) - USD ($) $ in Thousands	Common shares	Additional paid-in capital	Accumulated other comprehensive (loss) income	Accumulated deficit	Non-controlling interests in subsidiaries (deficiency)	Total
Balance, shares at Dec. 31, 2020	38,355
Balance, amount at Dec. 31, 2020		$ 33,611	$ 39	$ (17,287)	$ (113)	$ 16,250
November Unit offering shares	11,500
November Unit offering amount		34,500				34,500
November unit offering issuance costs		(2,665)				(2,665)
Initial public offering shares	3,333
Initial public offering amount		16,667				16,667
Initial public offering issuance costs shares	333
Initial public offering issuance costs amount		(1,825)				(1,825)
Regulation A and other offerings shares	55
Regulation A and other offerings amount		157				157
Common share issued for acquisition	4,557
Common shares issued for business combinations, amount		20,654				20,654
Common shares issued for investments shares	225
Common Shares issued for investments amount		2,507				2,507
Options issued		1,340				1,340
Options exercised shares	650
Options exercised, amount		97				97
Warrants exercised, shares	6,509
Warrants exercised, amount		13,353				13,353
Warrants expired/cancelled	0
Other equity issuance costs		(1,586)				(1,586)
Other comprehensive loss - exchange differences on foreign operations (net of income taxes of $nil)			(1,147)			(1,147)
Net loss				(21,249)	(112)	(21,361)
Balance, shares at Dec. 31, 2021	3,276
Balance, amount at Dec. 31, 2021	$ 0	116,810	(1,108)	(38,536)	(225)	76,941
Common share issued for acquisition	475
Common shares issued for business combinations, amount		14,697				14,697
Common shares issued for other agreements, shares	5
Common shares issued for other agreements, amount		272				272
Acquisition of noncontrolling interest, shares	6
Acquisition of noncontrolling interest, amount		283		(365)	28	(54)
Options issued		1,443				1,443
Options exercised shares	17
Options exercised, amount		50				50
Warrants exercised, shares	3
Warrants exercised, amount		28				28
Share issuance costs		(79)				(79)
Other comprehensive loss - exchange differences on foreign operations (net of income taxes of $nil)			(577)			(577)
Net loss				(7,566)	(64)	(7,630)
Balance, shares at Mar. 31, 2022	3,782
Balance, amount at Mar. 31, 2022	$ 0	133,504	(1,685)	(46,467)	(261)	85,091
Balance, shares at Dec. 31, 2021	3,276
Balance, amount at Dec. 31, 2021	$ 0	116,810	(1,108)	(38,536)	(225)	76,941
December Unit offering shares	12,500
December unit offering amount		5,000				5,000
December unit offering issuance costs		(415)				(415)
Common share issued for acquisition	53,026
Common shares issued for business combinations, amount		24,492				24,492
Acquisition of noncontrolling interest, shares	131
Acquisition of noncontrolling interest, amount		283		(365)	28	(54)
Equity issued for other agreements, shares	811
Equity issued for other agreements, amount		1,554				1,554
Options issued		4,003				$ 4,003
Options exercised shares	545					200
Options exercised, amount		82				$ 82
Warrants exercised, shares	473
Warrants exercised, amount		105				$ 105
Warrants expired/cancelled	0					0
Share repurchase shares	(368)
Share repurchase amount		(255)				$ (255)
Options expired/cancelled		(1,580)		451		(1,129)
Restricted stock vesting shares	2,938
Restricted stock vesting amount		446				446
Share issuance costs		(105)				(105)
Other comprehensive loss - exchange differences on foreign operations (net of income taxes of $nil)			(1,624)			(1,624)
Net loss				(52,415)	(214)	(52,629)
Balance, shares at Dec. 31, 2022	6,776
Balance, amount at Dec. 31, 2022	$ 0	150,420	(2,732)	(90,865)	(411)	56,412
Balance, shares at Mar. 31, 2022	3,782
Balance, amount at Mar. 31, 2022	$ 0	133,504	(1,685)	(46,467)	(261)	85,091
Share repurchase		(250)				(250)
Equity issued for other agreements, shares	35
Equity issued for other agreements, amount		1,281				1,281
Options issued		1,263				1,263
Options exercised shares	9
Options exercised, amount		27				27
Warrants exercised, shares	21
Warrants exercised, amount		63				63
Warrants expired/cancelled	0
Share issuance costs		(4)				(4)
Other comprehensive loss - exchange differences on foreign operations (net of income taxes of $nil)			10			10
Net loss				(24,631)	(41)	(24,672)
Balance, shares at Jun. 30, 2022	3,847
Balance, amount at Jun. 30, 2022		135,892	(1,675)	(71,098)	(302)	62,817
Balance, shares at Dec. 31, 2022	6,776
Balance, amount at Dec. 31, 2022	$ 0	150,420	(2,732)	(90,865)	(411)	56,412
Equity issued for other agreements, shares	16
Equity issued for other agreements, amount		95				95
Options issued		119				119
Options expired/cancelled		(765)		765
Restricted units granted, amount	$ 52	534				534
Other comprehensive loss - exchange differences on foreign operations (net of income taxes of $nil)			357			357
Net loss				(3,876)	(29)	(3,905)
Balance, shares at Mar. 31, 2023	6,844
Balance, amount at Mar. 31, 2023	$ 0	150,403	(2,375)	(93,976)	(440)	53,612
Balance, shares at Dec. 31, 2022	6,776
Balance, amount at Dec. 31, 2022	$ 0	150,420	(2,732)	(90,865)	(411)	$ 56,412
Restricted stock cancelled, shares						(4,000)
Balance, shares at Jun. 30, 2023	6,859
Balance, amount at Jun. 30, 2023		150,726	(1,526)	(138,266)	(706)	$ 10,228
Balance, shares at Mar. 31, 2023	6,844
Balance, amount at Mar. 31, 2023	$ 0	150,403	(2,375)	(93,976)	(440)	53,612
Equity issued for other agreements, shares	110
Equity issued for other agreements, amount		447				447
Options issued		92				92
Options expired/cancelled		(258)				(258)
Restricted units granted, shares	60
Restricted units granted, amount		838				838
Restricted stock cancelled, shares	(155)
Restricted stock cancelled, amount		(779)				(779)
Share issuance costs		(17)				(17)
Other comprehensive loss - exchange differences on foreign operations (net of income taxes of $nil)			849			849
Net loss				(44,290)	(266)	(44,556)
Balance, shares at Jun. 30, 2023	6,859
Balance, amount at Jun. 30, 2023		$ 150,726	$ (1,526)	$ (138,266)	$ (706)	$ 10,228